Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2012	$ 425,856	$ 77		$ 150,269	$ 275,510
Net income/(loss)	83,257				83,257
Issuance of common stock	47,980	6		47,974
Issuance of preferred stock	38,865		$ 16	38,849
Share based compensation	120			120
Preferred share dividends	(1,235)				(1,235)
Common share dividends	(16,507)				(16,507)
Balance at Dec. 31, 2013	578,336	83	16	237,212	341,025
Net income/(loss)	14,634				14,634
Issuance of preferred stock	132,924		55	132,869
Share based compensation	120			120
Preferred share dividends	(7,557)				(7,557)
Common share dividends	(18,358)				(18,358)
Balance at Dec. 31, 2014	700,099	83	71	370,201	329,744
Net income/(loss)	(47,944)				(47,944)
Repurchase of preferred stock	(590)			(590)
Share based compensation	120			120
Preferred share dividends	(14,200)				(14,200)
Common share dividends	(3,339)				(3,339)
Balance at Dec. 31, 2015	$ 634,146	$ 83	$ 71	$ 369,731	$ 264,261